CECL - Financial instruments measured at amortized cost and credit losses (Details 1) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Collateral coverage ratio, Recovery Management International	136.00%	116.00%
Collateral coverage ratio, Recovery Management Switzerland International Clients	85.00%	88.00%
Collateral coverage ratio, Recovery Management Switzerland Domestic Clients	90.00%	90.00%
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 490
Financial Assets, Held-to-Maturity, Cost Practical Expedient, Excluded Accrued Interest [true false]	true
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	SFr 0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	SFr 2
Interest Bearing Deposits Banks, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	SFr 453
Financing Receivable, Practical Expedient, Accrued Interest Exclusion [true false]	true
Accrued interest excluded from amortized cost base of total Brokerage receivables	SFr 35
Brokerage receivables, Practical Expedient, Excluded Accrued Interest [true false]	true
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 92
Bank
Overview of financial instruments measured at amortized cost, by balance sheet position [Line Items]
Accrued interest excluded from amortized cost base of total Financial assets held-at-amortized cost, before allowance of credit losses	SFr 490
Financial Assets, Held-to-Maturity, Cost Practical Expedient, Excluded Accrued Interest [true false]	true
Allowance for credit losses on accrued interest excluded from amortized cost base of total Financial assets held at amortized cost	SFr 0
Accrued interest excluded from amortized cost base of total Interest-bearing deposits with banks	SFr 2
Interest Bearing Deposits Banks, Practical Expedient, Excluded Accrued Interest [true false]	true
Accrued interest excluded from amortized cost base of total Loans held at amortized cost	SFr 453
Financing Receivable, Practical Expedient, Accrued Interest Exclusion [true false]	true
Accrued interest excluded from amortized cost base of total Brokerage receivables	SFr 35
Brokerage receivables, Practical Expedient, Excluded Accrued Interest [true false]	true
Financing Receivables,Accrued Interest on Nonaccrual Loans Included	SFr 91